UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     April 23, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $30,918 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DELTA AIR LINES INC DEL        COM NEW          247361702      152    27000 SH       Sole                    27000        0        0
EASTMAN KODAK CO               COM              277461109      175    46145 SH       Sole                    46145        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206     1074   357900 SH       Sole                   357900        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208     6615   919997 SH       Sole                   919997        0        0
ISHARES SILVER TRUST           ISHARES          46428q109      964    75400 SH       Sole                    75400        0        0
PROSHARES TR                   PSHS ULSHT 7-10Y 74347r313     4904    94250 SH       Sole                    94250        0        0
SCHIFF NUTRITION INTL INC      COM              806693107      112    19000 SH       Sole                    19000        0        0
WINN DIXIE STORES INC          COM NEW          974280307    16922  1770106 SH       Sole                  1770106        0        0